Asset Transactions and Impairments - White Rose assets (Details) - White Rose $ in Millions	3 Months Ended
	Jun. 30, 2022 CAD ($) bbl / d $ / bbl	Mar. 31, 2022
Asset Transactions and Impairments
Additional interest acquired (as a percent)	12.50%
Ownership interest (as percent)	39.00%	26.00%
Cash received in transaction to acquire additional ownership interest	$ 38
Tax effect of transaction to acquire additional ownership interest	12
Reversal of impairment loss, net of tax	542
Tax effect of the reversal of impairment loss	173
Company's share of future capital expenditures	$ 1,500
Impairment testing assumption, risk-adjusted discount rate, after tax	9.00%
Forecast for the first half of 2026
Asset Transactions and Impairments
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d	9,800
Brent crude oil | Forecast for 2023
Asset Transactions and Impairments
Impairment testing assumption, price per barrel | $ / bbl	85.00
Brent crude oil | Forecast for 2024
Asset Transactions and Impairments
Impairment testing assumption, price per barrel | $ / bbl	68.00
Brent crude oil | Forecast for 2025
Asset Transactions and Impairments
Impairment testing assumption, price per barrel | $ / bbl	69.00
Brent crude oil | Forecast for 2026 to 2038
Asset Transactions and Impairments
Impairment testing assumption, price per barrel escalation percentage	2.00%